Financial risk management (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Financial risk management (Details) [Line Items]
Borrowings	¥ 582,724		¥ 834,045
Financial assets at fair value through other comprehensive income	92,396		198,949	$ 13,211
Unrealized losses arising from financial instruments measured at fair value	¥ (149,800)		(4,900)
Customer One [Member]
Financial risk management (Details) [Line Items]
Percentage of entities revenue	12.00%	12.00%
Interest rate risk [member]
Financial risk management (Details) [Line Items]
Borrowings	¥ 396,000			$ 56,600
Percentage of reasonably possible increase in unobservable input, liabilities	100.00%			100.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	¥ 5,400	$ 800
Equity price risk [member]
Financial risk management (Details) [Line Items]
Financial assets at fair value through other comprehensive income	¥ 92,400		66,600
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%			10.00%
Increase decrease in fair value measurement due to reasonably possible decrease in uobservable input recognized in other comprehensive income after tax	¥ 9,200		¥ 6,700
Bottom of range [member] | No Customers [Member]
Financial risk management (Details) [Line Items]
Percentage of entities revenue			10.00%
Bottom of range [member] | Customer One [Member]
Financial risk management (Details) [Line Items]
Percentage of entities revenue	10.00%	10.00%
IFRS Supplier concentration Risk [Member] | Anji Datacom [Member]
Financial risk management (Details) [Line Items]
Contract expiration date	Mar. 30, 2027	Mar. 30, 2027
Contract term	5 years	5 years
Percentage of cost of sales	26.00%	26.00%	6.00%
Convertible Redeemable Preference Shares [Member]
Financial risk management (Details) [Line Items]
Unutilized borrowing capacity			¥ 113,800